Unaudited condensed consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Issued capital [member]	Capital reserve [member]	Statutory reserve [member]	Tax Incentive [Member]	Retention Of Profits [Member]	Additional paid-in capital [member]	Accumulated other comprehensive income [member]	Treasury shares [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
At January 1, 2021 at Dec. 31, 2019	R$ 8,043,222	R$ 232,472	R$ 577,476	R$ 153,478	R$ 1,174,301	R$ (488,388)	R$ (4,757,539)	R$ (49,724)		R$ 4,885,298	R$ (940,592)	R$ 3,944,706
Comprehensive income for the period:
Net profit									(7,537,950)	(7,537,950)	(354,881)	(7,892,831)
Exchange variation of foreign sales hedge, net of taxes							(5,945,952)			(5,945,952)	(290,670)	(6,236,622)
Fair value of cash flow hedge, net of taxes							(889,184)			(889,184)	(19,347)	(908,531)
Long term incentive plan							7,600			7,600	(422)	7,178
Foreign currency translation adjustment							5,010,215			5,010,215	(341,749)	4,668,466
Total Comprehensive income for the period							(1,817,321)		(7,537,950)	(9,355,271)	(1,007,069)	(10,362,340)
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes							(19,761)		19,761
Realization of deemed cost of jointly-controlled investment, net of taxes							(380)		380
Fair value adjustments of trade accounts receivable, net of taxes							229			229		229
Exchange variation in hyperinflationary economy, net of taxes							5,078			5,078		5,078
Total Equity valuation adjustments							(14,834)		20,141	5,307		5,307
At September 30, 2021 at Sep. 30, 2020	8,043,222	232,472	577,476	153,478	1,174,301	(488,388)	(6,589,694)	(49,724)	(7,517,809)	(4,464,666)	(1,947,661)	(6,412,327)
At January 1, 2021 at Dec. 31, 2020	8,043,222					(488,388)	(5,177,889)	(49,704)	(4,529,547)	(2,202,306)	(1,664,212)	(3,866,518)
Comprehensive income for the period:
Net profit									12,857,659	12,857,659	38,817	12,896,476
Exchange variation of foreign sales hedge, net of taxes							261,258			261,258	10,648	271,906
Fair value of cash flow hedge, net of taxes							127,054			127,054	17,723	144,777
Long term incentive plan							(4,483)			(4,483)	(132)	(4,615)
Foreign currency translation adjustment							1,084,902			1,084,902	(32,500)	1,052,402
Total Comprehensive income for the period							1,468,731		12,857,659	14,326,390	34,556	14,360,946
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes							(19,623)		19,623
Realization of deemed cost of jointly-controlled investment, net of taxes							(540)		540
Fair value adjustments of trade accounts receivable, net of taxes							52			52		52
Exchange variation in hyperinflationary economy, net of taxes							25,386			25,386		25,386
Total Equity valuation adjustments							6,342		20,163	26,505		26,505
At September 30, 2021 at Sep. 30, 2021	R$ 8,043,222	3,473				R$ (488,388)	(3,702,816)	(38,197)	8,349,928	12,167,222	(1,629,656)	10,537,566
Equity valuation adjustments:
Actuarial loss with post-employment benefits, net of taxes							R$ 1,067			1,067		1,067
Contributions to shareholders:
Incentive long term plan payments with treasury shares		3,473						11,507		14,980		14,980
Prescribed dividend									1,653	1,653		1,653
Total Contributions to shareholders		R$ 3,473						R$ 11,507	R$ 1,653	R$ 16,633		R$ 16,633